CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Available for sale tax effect	$ (4,130)	$ 4,483	$ 2,012
Cash flow hedge tax effect	$ (1,096)	$ 1,505	$ 123